RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Sales to related party

Sales to related party – sales to related party consisted of the following:

	For the six months ended December 31,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥—	¥85,657	$13,112
Total revenues from related party	¥—	¥85,657	$13,112

Schedule of leases from related parties

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	A founder	April 1, 2020 - March 31, 2022	¥40,000	$6,123
BHD	A founder	Jan 1, 2021- Dec 31, 2022	24,000	3,674
BHD	Founders' family member	Jan 1, 2021- Dec 31, 2022	48,750	7,463
Recon-BJ	A founder	July 1, 2020-Jun 1 ,2021	10,000	1,531